Basis of Presentation	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Presentation [Abstract]
Basis of Presentation	BASIS OF PRESENTATION
The Consolidated Financial Statements of GENFIT have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), and in accordance with IFRS as adopted by the European Union at December 31, 2022. The Comparative information is presented as of and for the years ended December 31, 2021 and December 31, 2020.
The consolidated financial statements have been prepared using the historical cost measurement basis except for certain assets and liabilities that are measured at fair value in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality and aggregation
These consolidated financial statements for the year ended December 31, 2022 were prepared under the responsibility of the Board of Directors that approved such statements on April 13, 2023.
The term IFRS includes International Financial Reporting Standards ("IFRS"), International Accounting Standards (the "IAS"), as well as the Interpretations issued by the Standards Interpretation Committee (the "SIC"), and the International Financial Reporting Interpretations Committee ("IFRIC").
The principal accounting methods used to prepare the Consolidated Financial Statements are described below.
All financial information (unless indicated otherwise) is presented in thousands of euros (€).
hanges in accounting policies and new standards or amendments
The accounting policies applicable for these consolidated annual financial statements are the same as those applied to the previous consolidated annual financial statements.
The following new standards are applicable from January 1, 2022, but do not have any material effect on the Group’s financial statements as of and for the year ended December 31, 2022.
•Amendment to IAS 37 - Onerous Contracts — Cost of Fulfilling a Contract,
•Amendment to IFRS 3 - Reference to the Conceptual Framework,
•Amendment to IAS 16 - Proceeds before intended use, and
•Annual IFRS improvements - 2018-2020 Cycle.
Standards, interpretations and amendments issued but not yet effective
The GENFIT Group has not identified any standards or amendments issued and in force and anticipated as of January 1, 2021 or applicable to the periods starting as of January 1, 2022 that may have a significant impact on the Group's consolidated financial statements, notably:
–IFRS 17 Insurance Contracts, effective in 2023,
–Amendments to IFRS 17 - First application of IFRS 17 and IFRS 9 - Comparative Information, effective in 2023,
–Amendments to IAS 1 and Practice Statement 2 - Disclosure of Accounting Policies, effective in 2023,
–Amendments to IAS 8 Definition of Accounting Estimates, effective in 2023,
–Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction, effective in 2023, and
–Amendments to IAS 1 Classification of Liabilities as Current or Non-current, effective in 2024.